Commitments and contingencies	12 Months Ended
Dec. 31, 2016
Commitments and contingencies
Commitments and contingencies
25.	Commitments and contingencies

Operating lease commitments

The Group has leased office premises under non-cancellable operating lease agreements. These leases have varying terms and renewal rights. The future aggregate minimum lease payments under non-cancellable operating leases are as follows:

	2015	2016
	RMB	RMB

Within one year	104,067	93,185
After one year but not more than five years	181,393	150,467
Later than five years	3,888	-

	289,348	243,652

For the years ended December 31, 2014, 2015 and 2016, the Group incurred rental expenses under operating leases of RMB59.2 million, RMB104.5 million and RMB123.1 million, respectively.

Legal proceedings

From time to time, the Group is subject to legal proceedings, investigations and claims incidental to the conduct of our business. The Group is currently not involved in any legal or administrative proceedings that may have a material adverse impact on the Group’s business, balance sheets or results of operations.